Share-Based Incentive Compensation (tables)	12 Months Ended
Dec. 31, 2016
Share-Based Incentive Compensation disclosure
Assumptions used in estimating fair value of options on grant date [Table Text Block]

(for the year ended December 31,)	2016	2015	2014
Assumptions used in estimating fair value of options on grant date
Expected term of stock options	5 – 6 years	6 years	6 years
Expected volatility of Company’s stock	15.14% – 16.80%	19.29%	27.2% – 27.5%
Weighted average volatility	16.79%	19.29%	27.5%
Expected annual dividend per share	$2.44 – $2.68	$2.20	$2.00 – $2.20
Risk-free rate	1.36% – 2.23%	1.31%	1.81% – 1.82%

Additional information regarding option grants [Table Text Block]

(for the year ended December 31,)	2016	2015	2014
Additional information
Weighted average grant-date fair value of options granted (per share)	$13.29	$15.78	$17.22
Total intrinsic value of options exercised during the year (in millions)	$167	$120	$117

Summary of stock option activity under the Company's 2014 Incentive Plan and legacy share-based incentive compensation plans [Table Text Block]

Stock Options	Number	Weighted Average Exercise Price	Weighted Average Contractual Life Remaining	Aggregate Intrinsic Value ($ in millions)
Outstanding, beginning of year	9,864,255	$74.48
Original grants	2,847,398	106.21
Exercised	(4,069,532)	69.13
Forfeited or expired	(82,085)	97.44
Outstanding, end of year	8,560,036	$87.36	6.8 years	$300

Vested at end of year (1)	5,588,061	$80.74	6.0 years	$233
Exercisable at end of year	3,007,663	$65.18	4.2 years	$172

(1) Represents awards for which the requisite service has been rendered, including those that are retirement eligible.

Summary of restricted stock units, deferred stock units and performance share activity [Table Text Block]

	Restricted and Deferred Stock Units			Performance Shares
Other Equity Instruments	Number		Weighted Average Grant-Date Fair Value	Number		Weighted Average Grant-Date Fair Value

Nonvested, beginning of year	1,435,958		$88.35	1,101,989		$91.27
Granted	676,736		106.93	476,411		106.03
Vested	(667,650	)(1)	86.85	(818,360	)(2)	84.43
Forfeited	(68,552)		97.82	(63,495)		100.02
Performance-based adjustment	—		—	100,073	(3)	88.22
Nonvested, end of year	1,376,492		$97.75	796,618		$106.03

(1)     Represents awards for which the requisite service has been rendered.

(2)     Reflects the number of performance shares attributable to the performance goals attained over the completed performance period (three years) and for which service conditions have been met.

(3)     Represents the current year change in estimated performance shares to reflect the attainment of performance goals for the awards that were granted in each of the years 2014 through 2016.